Schedule of Operating Lease Right of use assets, net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Less: Accumulated amortization	$ 255,990	$ 345,933
Right of use assets, net – related party	785,282	1,061,191
Right-of-use assets (operating lease), net	785,282	1,061,191
Related Party [Member]
Related Party Transaction [Line Items]
Leasehold buildings	1,041,272	1,407,124
Right of use assets, net – related party	785,282	1,061,191
Right-of-use assets (operating lease), net	$ 785,282	$ 1,061,191